Restructuring and Integration - Summary of Restructuring Costs (Details) - USD ($) $ in Millions		6 Months Ended
		Dec. 31, 2021	Jun. 30, 2021
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		$ 5
Inception to Date		105
Estimated Remaining Costs		35
Estimated Total Cost	[1]	140
Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			$ 9
Employer Solutions
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		4
Inception to Date		91
Estimated Remaining Costs		30
Estimated Total Cost	[1]	121
Employer Solutions | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			8
Employer Solutions | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		1
Inception to Date		46
Estimated Remaining Costs		13
Estimated Total Cost	[1]	59
Employer Solutions | Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			6
Employer Solutions | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1],[2]	3
Inception to Date	[1],[2]	45
Estimated Remaining Costs	[1],[2]	17
Estimated Total Cost	[1],[2]	62
Employer Solutions | Other Restructuring Costs | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1],[2]		2
Professional Services
Restructuring Cost And Reserve [Line Items]
Restructuring Costs		1
Inception to Date		14
Estimated Remaining Costs		5
Estimated Total Cost	[1]	19
Professional Services | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			1
Professional Services | Severance and Related Benefits
Restructuring Cost And Reserve [Line Items]
Inception to Date		8
Estimated Remaining Costs		2
Estimated Total Cost	[1]	10
Professional Services | Severance and Related Benefits | Alight Holdings
Restructuring Cost And Reserve [Line Items]
Restructuring Costs			$ 1
Professional Services | Other Restructuring Costs
Restructuring Cost And Reserve [Line Items]
Restructuring Costs	[1],[2]	1
Inception to Date	[1],[2]	6
Estimated Remaining Costs	[1],[2]	3
Estimated Total Cost	[1],[2]	$ 9

[1]	Actual costs, when incurred, may vary due to changes in the assumptions built into the Plan. Significant assumptions that may change when plans are finalized and implemented include, but are not limited to, changes in severance calculations, changes in the assumptions underlying sublease loss calculations due to changing market conditions, and changes in the overall analysis that might cause the Company to add or cancel component initiatives.
[2]	Other costs associated with the Plan primarily include consulting and legal fees and lease consolidation.